Income Taxes - Temporary Differences for which no Tax Asset is Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 184,266	$ 129,108
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	149,927	101,934
Financing fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	5,747	8,925
Investment in associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	21,407	12,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 7,185	$ 6,249